Advances to suppliers net (Tables)	12 Months Ended
Sep. 30, 2024
Advances to suppliers net
Schedule of advances to suppliers
	September 30,	September 30,
	2024	2023

Advances for raw materials purchase	$28,400,856	$39,098,283
Less: allowance for doubtful accounts	(1,912,362)	(54,217)
Advances to suppliers, net	$26,488,494	$39,044,066

Schedule of movement of allowance for doubtful accounts
	September 30,	September 30,
	2024	2023

Balance as of beginning of year	$54,217	$261,518
Addition	1,807,897	-
Reversal	-	(207,668)
Translation adjustments	50,248	367
Balance as of end of year	$1,912,362	$54,217